Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of estimated commitments

					Asset
			Gas	Maintenance	Retirement	Finance and
	Coal	Nuclear Fuel	Transportation	Agreements	Obligations	Operating Leases

	(dollars in thousands)
2023	$26,891	$78,780	$63,850	$29,720	$16,709	$16,273
2024	26,070	39,690	62,818	57,749	52,003	15,799
2025	10,426	32,280	62,775	43,025	46,128	15,590
2026	—	28,980	68,872	15,736	49,445	15,299
2027	—	26,580	67,188	3,237	67,384	15,021
Thereafter	—	67,170	824,627	316,160	3,416,582	11,551